Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Liablities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 8,751,948	₩ 7,999,171
Derivative linked securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 8,687,892	₩ 7,797,139
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Derivative linked securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	1.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	(13.42%)	(5.00%)
Derivative linked securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	52.00%	49.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	90.24%	77.00%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 14,796	₩ 153,419
Valuation techniques	DCF Model, Closed Form, Monte Carlo Simulation, FDM	DCF Model, Closed Form, FDM, Monte Carlo Simulation
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	17.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	7.00%	4.00%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	33.00%	43.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	67.00%	59.00%
Others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 49,190	₩ 48,427
Valuation techniques	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Option Model	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Tree Model
Historical Volatility For Shares Significant Unobservable Inputs Liabilities	15.84%	14.82%
Volatility Of The Interest Rate Unobservable Inputs Liabilities	0.47%
Discount Rate Unobservable Inputs Liabilities		2.09%
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Relationship Of Volatility Of TheInterest Rate	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	18.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	25.00%	(5.00%)
Volatility Of The Interest Rate Unobservable Inputs Liabilities		0.57%
Discount Rate Unobservable Inputs Liabilities	2.57%
Others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	49.00%	30.15%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	90.00%	47.00%
Volatility Of The Interest Rate Unobservable Inputs Liabilities		37.15%
Discount Rate Unobservable Inputs Liabilities	2.69%
Interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 70	₩ 186
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	2.64%	2.74%
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation